Investments Investment in MillerCoors (Details) (USD $) In Millions, unless otherwise specified						3 Months Ended	12 Months Ended									3 Months Ended	9 Months Ended
	Dec. 31, 2011		Dec. 25, 2010		Dec. 26, 2009	Sep. 24, 2011 MillerCoors	Dec. 31, 2011 MillerCoors Directors years	Dec. 31, 2011 MillerCoors Directors years		Dec. 31, 2010 MillerCoors	Dec. 25, 2010 MillerCoors		Dec. 31, 2009 MillerCoors	Dec. 26, 2009 MillerCoors		Sep. 24, 2011 Sparks	Sep. 24, 2011 Sparks	Dec. 31, 2011 SAB Miller Directors
Schedule of Equity Method Investments [Line Items]
Number of Directors Appointed							5	5										5
Economic Interest (as a percent)							42.00%	42.00%		42.00%			42.00%			42.00%	42.00%	58.00%
Voting interest shared (as a percent)							50.00%	50.00%										50.00%
Restriction on transferring economic or voting interest in the joint venture (in years)							5	5
Undistributed Earnings, Basic								$ 0			$ 0
CONSOLIDATED BALANCE SHEETS
Current assets	2,118.0		2,220.9
Net properties	1,430.1	[1]	1,388.7	[1]
Goodwill	1,453.3		1,489.1		1,475.0
Total assets	12,423.8		12,697.6
Current liabilities	1,277.2		1,333.9
Total liabilities	4,733.6		4,855.0
Accumulated other comprehensive income (loss)	(129.7)		171.1
Condensed balance sheets
Current assets							810.9	810.9			815.9
Noncurrent assets							8,861.7	8,861.7			8,972.1
Total assets							9,672.6	9,672.6			9,788.0
Current liabilities							922.7	922.7			932.9
Noncurrent liabilities							1,471.3	1,471.3			1,273.4
Total liabilities							2,394.0	2,394.0			2,206.3
Noncontrolling interests							36.7	36.7			30.5
Owners' equity							7,241.9	7,241.9			7,551.2
Total liabilities and owner's equity							9,672.6	9,672.6			9,788.0
Results Of Operations
Net sales								7,550.2			7,570.6			7,574.3
Cost of goods sold								(4,647.9)			(4,686.3)			(4,720.9)
Gross profit								2,902.3			2,884.3			2,853.4
Operating income								1,020.3	[2]		1,078.9	[2]		866.1	[2]
Net income attributable to MillerCoors							1,003.8	1,003.8	[2]	1,057.0	1,057.0	[2]	842.8	842.8	[2]
Impairment of Intangible Assets, Finite-lived						25.2										60.0
Write Down Relating To MillerCoors Assumption Of liabilities As Part Of Under-funded Multi-employer Pension Plan																50.9	60.0
Integration Planning Costs											30.3			49.4
Basis Difference Relating To Millercoors Assumption Of Liabilities As Part Of Under Funded Multi Employer Pension Plan						$ 35.0

[1]	Includes net properties based on geographic location. The increase to Other foreign countries is primarily attributable to our acquisition of a controlling stake in MC Cobra India.
[2]	Fiscal year 2011 includes special charges of $60.0 million for a write-down in the value of the Sparks brand and a $50.9 million charge resulting from the planned assumption of the Milwaukee Brewery Worker's Pension Plan, an underfunded multi-employer pension plan.